CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues	$ 830,777	$ 731,422	$ 3,048,126	$ 2,142,040
Cost of sales	1,980,076	1,861,745	8,061,382	4,813,415
Gross loss	(1,149,299)	(1,130,323)	(5,013,256)	(2,671,375)
Operating expenses:
Research and development	2,048,100	2,297,983	13,406,370	8,485,668
Selling and marketing	1,391,978	1,478,778	6,859,323	5,007,320
General and administrative	1,857,729	2,208,657	8,801,997	6,241,433
Total operating expenses	5,297,807	5,985,418	29,067,690	19,734,421
Loss from operations	(6,447,106)	(7,115,741)	(34,080,946)	(22,405,796)
Other income (expense):
Interest expense	(11,570,483)	(6,316,330)	(167,466,170)	(11,757,445)
Interest income	2,395	578	7,399	18,193
Gain (loss) on exchange and issuance of warrants			3,374,752	(4,038,063)
Gain (loss) on extinguishment of debt	602,555	0	(24,172,736)	0
Change in fair value liabilities	38,916,259	(20,219,263)	133,191,183	(19,714,808)
Total other income (expense)	27,950,726	(26,535,015)	(55,065,572)	(35,492,123)
Income (loss) before provision for income taxes	21,503,620	(33,650,756)	(89,146,518)	(57,897,919)
Provision for income taxes	0	(1,750)	(1,750)	(1,250)
Net income (loss)	$ 21,503,620	$ (33,652,506)	$ (89,148,268)	$ (57,899,169)
Net income (loss) per common share - basic	$ 49.74	$ (68,819.03)
Net loss per common share - diluted	$ (0.70)	$ (68,819.03)
Net loss per common share - basic and diluted			$ (115,030.02)	$ (121,636.91)
Weighted average common shares - basic	432,350	489
Weighted average common shares - diluted	17,370,418	489
Weighted average common shares - basic and diluted			775	476